Stockholders' Equity (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Equity [Abstract]
Schedule of Stock by Class

As of December 31, 2023 and 2022, the Company’s authorized shares of common stock were 400,000,000 and 30,898,162, respectively. As of December 31, 2023, the Company had reserved the following shares of common stock for future issuance in connection with the conversion of shares of Preferred Stock, at the applicable conversion rates (see Note (14) Convertible Preferred Stock) and upon the exercise of certain options and warrants:

Preferred stock:	2023	2022
Series A convertible preferred stock (assuming maximum conversion)	25,237,155	—
Series A‑1	—	152,188
Series A‑2	—	675,638
Series A‑3	—	712,198
Series A‑4	—	148,834
Series A‑5	—	868,487
Series A‑6	—	953,163
Series B	—	8,059,581
Series B‑1	—	1,936,284
Series B‑2	—	706,243
Total preferred stock	25,237,155	14,212,616
Warrants:
Public Warrants	8,333,333	—
Private Placement Warrants	5,933,333	—
Warrants to purchase Series A‑5 preferred stock	—	5,010
Warrants to purchase Series A‑6 preferred stock	—	6,179
Warrants to purchase Series B preferred stock	—	42,354
Warrants to purchase Series B‑3 preferred stock	—	2,824,974
Total Warrants	14,266,666	2,878,517
Employee Stock Purchase Plan	1,396,252	—
Equity Awards:
Stock options and restricted stock units outstanding	3,666,234	1,671,076
Shares available for future grant	3,515,303	432,413
Total Equity Awards	7,181,537	2,103,489
Grand Total	48,081,610	19,194,622

Schedule of Plan Balances

	March 31, 2024
	Authorized	Outstanding	Available for Issue
2009 Plan	1,570,793	1,570,793	—
2023 Plan	7,970,702	3,874,053	4,096,649
Total	9,541,495	5,444,846	4,096,649

As of December 31, 2023, the balances under the two plans are below.

	December 31, 2023
	Authorized	Outstanding	Available for Issue
2009 Plan	1,596,529	1,596,529	—
2023 Plan	5,585,008	2,069,705	3,515,303
Total	7,181,537	3,666,234	3,515,303

Schedule of Stock Option Activity

The following table summarizes activity for options issued to employees, consultants, and directors under the 2009 Plan:

			Weighted
		Weighted	average
		average	remaining
	Number of	exercise	contractual
	shares	price	life
Options outstanding at January 1, 2022	1,307,080	$1.22	8.4
Granted	550,049	2.43	—
Exercised	(82,879)	0.81	—
Forfeiture	(103,174)	1.22	—
Options outstanding at December 31, 2022	1,671,076	1.62	8.2
Granted	279,306	10.30	—
Exercised	(222,627)	0.94	—
Forfeiture	(195,399)	5.46	—
Options outstanding at December 31, 2023	1,532,356	2.78	7.5

The following table summarizes certain information about all options outstanding under the 2023 Plan as of December 31, 2023.

Weighted average
	Number of	Weighted average	remaining
	shares	exercise price	contractual life
Options outstanding at January 1, 2022	—	$—	—
Granted	—	—	—
Exercised	—	—	—
Forfeiture	—	—	—
Options outstanding at December 31, 2022	—	—	—
Granted	2,100,307	7.32	—
Exercised	—	—	—
Forfeiture	(30,602)	4.79	—
Options outstanding at December 31, 2023	2,069,705	7.36	9.7

Schedule of Options, Exercise Price Range

The following table summarizes certain information about all options outstanding under the 2009 Plan as of December 31, 2023.

	Options outstanding		Options Exercisable
		Weighted
	Number	average	Number
	outstanding at	remaining	exercisable at
	December 31,	contractual	December 31,
Exercise Price	2023	life	2023
$0.41	326,589	7.03	272,169
$1.22	200,832	4.18	200,832
$2.03	7,415	3.55	7,415
$2.43	810,855	8.19	307,567
$3.65	4,250	2.89	4,250
$10.30	182,415	9.38	5,002
Total	1,532,356	7.50	797,235

The following table summarizes certain information about all options outstanding under the 2023 Plan as of December 31, 2023.

	Options outstanding		Options Exercisable
	Number	Weighted average	Number
	outstanding at	remaining	exercisable at
Exercise Price	December 31, 2023	contractual life	December 31, 2023
$4.60	150,556	9.83	—
$4.78	866,000	9.69	—
$4.95	112,649	9.77	1,324
$6.70	195,000	9.66	—
$7.92	40,000	9.97	—
$11.34	245,000	9.61	—
$11.51	172,500	9.62	—
$12.00	288,000	9.61	—
Total	2,069,705	9.68	1,324

Schedule of Stock Options, Valuation Assumptions

2009 Plan	2023	2022
Valuation assumptions:
Expected dividend yield	—%	—%
Expected volatility	53%	32%
Expected term (years)(1)	6.0 – 6.2	5.6 – 6.2
Risk-free interest rate	4.2%	2.76%
(1)

Our historical exercise behavior for previous grants does not provide a reasonable estimate for future exercise activity for employees who have been awarded stock options in the past three years. Therefore, the average expected term was calculated using the simplified method, as defined by GAAP, for estimating the expected term.

2023 Plan	2023
Valuation assumptions:
Expected dividend yield	—%
Expected volatility	53%
Expected term (years)(1)	6.0 - 6.2
Risk-free interest rate	4.2%

Schedule of Restricted Stock Unit Activity

The following table summarize activity for RSUs issued to employees and directors under the 2009 Plan. As of December 31, 2023, no RSUs had been granted under the 2023 Plan:

	Restricted	Weighted-Average	Weighted average
	Stock Units	Grant-Date Fair	remaining
Restricted Stock:	(RSU)	Value per Share	contractual life
Beginning Outstanding	—	$—	—
Awarded	184,018	10.30	—
Released	(25,091)	10.30	—
Forfeited	(94,754)	10.30	—
RSUs outstanding at December 31, 2023	64,173		1.8